Intangible Assets	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS [Abstract]
Intangible Assets

NOTE 8 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2018 and December 31, 2017 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2016	$ 83,716	$ (64,764)	$ 18,952
Additions	—	(10,872)	(10,872)

Favorable lease terms December 31, 2017	$ 83,716	$ (75,636)	$ 8,080
Additions	—	(3,748)	(3,748)

Favorable lease terms December 31, 2018	$ 83,716	$ (79,384)	$ 4,332

Amortization expense of favorable lease terms for each of the years ended December 31, 2018, 2017 and 2016 is presented in the following table:

Year Ended
	December 31, 2018	December 31, 2017	December 31, 2016
Favorable lease terms	$ (3,748)	$ (10,872)	$ (15,861)
Acceleration of favorable lease terms	—	—	(20,526)

Total	$ (3,748)	$ (10,872)	$ (36,387)

The aggregate amortization of the intangibles for the 12-month periods ended December 31 is estimated to be as follows:

Year	Amount
2019	1,166
2020	1,166
2021	1,166
2022 and thereafter	834

Total	$ 4,332

As of December 31, 2016, Navios Partners accelerated $20,526 of amortization of the Navios Luz and the Navios Buena Ventura favorable lease intangibles due to a change in their useful life following the termination of the Charter Party and early re-delivery of the vessels from Hanjin Shipping Co. on September 13, 2016.

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 10.3 years for the remaining favorable lease terms, at inception.